Offerings	Aug. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 967,178,144.81
Fee Rate	0.01531%
Amount of Registration Fee	$ 148,074.97
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(d) and 457(f)(2) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate offering price is an amount equal to the product of (i) 55,902,307 common shares of BlackRock MuniVest Fund, Inc. ("MVF"), 20,861,423 common shares of BlackRock MuniVest Fund II, Inc. ("MVT"), and 28,964,750 common shares of BlackRock MuniYield Michigan Quality Fund, Inc. ("MIY" and collectively with MVF and MVT, the "Target Funds" and, each, a "Target Fund"), the estimated maximum number of common shares of each Target Fund that may be exchanged for common shares of BlackRock MuniYield Quality Fund III, Inc. ("MYI" or the "Registrant") in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $7.10, $11.07 and $11.75, the net asset value of the common shares of MVF, MVT and MIY, respectively, on August 25, 2025 (within fifteen days prior to the date of filing of this Registration Statement), rounded up to the nearest whole dollar (if applicable).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	(2) Estimated pursuant to Rule 457(o) under the Securities Act solely for the purpose of determining the registration fee. (3) Previously paid in connection with the Registrant's registration statement on Form N-14 (File No. 333-288718) filed with the Securities and Exchange Commission on July 16, 2025.